Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)

(a) (b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	(e) Current Value
Short-Term Investment:
*Fidelity	Fidelity Govt Money Market Fund	$9,455,565
*State Street	State Street Govt Short Term Investment Fund	542,131
Total Short-Term Investment		9,997,696
Hewlett Packard Enterprise Stock
*Hewlett Packard Enterprise Company Common Stock		84,197,308
*Fidelity	Fidelity Govt Money Market Fund	426,638
Total HPE Stock Fund		84,623,946

Common Collective Trust Funds:
*Blackrock	ACWI EX-US Index Fund	224,593,404
*Blackrock	US Debt Index Fund	179,008,910
*Blackrock	Russell 2500 Index Fund	451,774,340
*Blackrock	Russell 1000 Index Fd Cl F	3,132,469,238
Total Common Collective Trust Funds		3,987,845,892

Collective Investment Trust Funds:
*Mercer Trust Company	Birthdate Fund 1950 CIT Share Class 2	204,472,989
*Mercer Trust Company	Birthdate Fund 1955 CIT Share Class 2	132,159,257
*Mercer Trust Company	Birthdate Fund 1960 CIT Share Class 2	433,083,327
*Mercer Trust Company	Birthdate Fund 1965 CIT Share Class 2	620,316,276
*Mercer Trust Company	Birthdate Fund 1970 CIT Share Class 2	564,213,173
*Mercer Trust Company	Birthdate Fund 1975 CIT Share Class 2	403,086,068
*Mercer Trust Company	Birthdate Fund 1980 CIT Share Class 2	324,207,454
*Mercer Trust Company	Birthdate Fund 1985 CIT Share Class 2	254,068,813
*Mercer Trust Company	Birthdate Fund 1990 CIT Share Class 2	330,701,792
*Mercer Trust Company	Conservative Portfolio	136,073,102
*Mercer Trust Company	Diversified Real Asset Fund	105,839,033
*Mercer Trust Company	Non-US Equity Fund	332,543,455
*Mercer Trust Company	US Core Plus Fixed Income Fund	188,108,235
Wellington Trust Company	Wellington CIF II SMID Cap Research S7	42,817,498
Global Trust Company	Victory Integrity Small-Mid Cap Value Collective Fund	48,917,359
*State Street Global Advisors Trust Company	State Street Russell Small/Mid Cap® Index Securities Lending Series Fund Class I	8,984,377
Comerica Bank & Trust, N.A.	Frontier Small Cap Growth CIT Class A	19,421,622
Global Trust Company	William Blair Small-Mid Cap Growth Collective Investment Fund Class 5	19,214,947
Total Collective Investment Trust Funds		4,168,228,777

Self-Directed Brokerage Accounts:
Self-Directed Brokerage Accounts		751,329,920

Synthetic Investment Contracts:
American General Life Ins:

Invesco Trust Co.	Invesco Short Term Bond Fund	27,576,589
Invesco Trust Co.	Invesco Intermediate Fund	6,164,778
Invesco Trust Co.	Jennison Intermediate Fund	6,163,521
Invesco Trust Co.	Pimco Intermediate Fund	3,082,884
Invesco Trust Co.	Loomis Sayles Intermediate Fund	3,079,491
Invesco Trust Co.	Invesco Core Fixed Income Fund	3,081,382
Invesco Trust Co.	Pimco Core Fixed Income Fund	3,081,568
Invesco Trust Co.	Loomis Sayles Core Fixed Income Fund	3,081,140
Invesco Trust Co.	Dodge & Cox Core Fixed Income Fund	3,083,598
		58,394,951
Massmutual:
Invesco Trust Co.	Invesco Short Term Bond Fund	27,572,320
Invesco Trust Co.	Invesco Intermediate Fund	6,163,825
Invesco Trust Co.	Jennison Intermediate Fund	6,162,568
Invesco Trust Co.	Pimco Intermediate Fund	3,082,407
Invesco Trust Co.	Loomis Sayles Intermediate Fund	3,079,015
Invesco Trust Co.	Invesco Core Fixed Income Fund	3,080,905
Invesco Trust Co.	Pimco Core Fixed Income Fund	3,081,092
Invesco Trust Co.	Loomis Sayles Core Fixed Income Fund	3,080,664
Invesco Trust Co.	Dodge & Cox Core Fixed Income Fund	3,083,121
		58,385,917
Met Tower Life:
Invesco Trust Co.	Invesco Short Term Bond Fund	27,573,673
Invesco Trust Co.	Invesco Intermediate Fund	6,164,128
Invesco Trust Co.	Jennison Intermediate Fund	6,162,871
Invesco Trust Co.	Pimco Intermediate Fund	3,082,559
Invesco Trust Co.	Loomis Sayles Intermediate Fund	3,079,166
Invesco Trust Co.	Invesco Core Fixed Income Fund	3,081,056
Invesco Trust Co.	Pimco Core Fixed Income Fund	3,081,243
Invesco Trust Co.	Loomis Sayles Core Fixed Income Fund	3,080,815
Invesco Trust Co.	Dodge & Cox Core Fixed Income Fund	3,083,272
		58,388,783
Nationwide Life Insurance:
Invesco Trust Co.	Invesco Short Term Bond Fund	27,576,875
Invesco Trust Co.	Invesco Intermediate Fund	6,164,958
Invesco Trust Co.	Jennison Intermediate Fund	6,163,701
Invesco Trust Co.	Pimco Intermediate Fund	3,082,974
Invesco Trust Co.	Loomis Sayles Intermediate Fund	3,079,581
Invesco Trust Co.	Invesco Core Fixed Income Fund	3,081,472
Invesco Trust Co.	Pimco Core Fixed Income Fund	3,081,658
Invesco Trust Co.	Loomis Sayles Core Fixed Income Fund	3,081,231
Invesco Trust Co.	Dodge & Cox Core Fixed Income Fund	3,083,688
		58,396,138
Pacific Life Insurance:
Invesco Trust Co.	Invesco Short Term Bond Fund	27,573,619

Invesco Trust Co.	Invesco Intermediate Fund	6,164,231
Invesco Trust Co.	Jennison Intermediate Fund	6,162,973
Invesco Trust Co.	Pimco Intermediate Fund	3,082,610
Invesco Trust Co.	Loomis Sayles Intermediate Fund	3,079,217
Invesco Trust Co.	Invesco Core Fixed Income Fund	3,081,108
Invesco Trust Co.	Pimco Core Fixed Income Fund	3,081,295
Invesco Trust Co.	Loomis Sayles Core Fixed Income Fund	3,080,867
Invesco Trust Co.	Dodge & Cox Core Fixed Income Fund	3,083,324
		58,389,244
RGA:
Invesco Trust Co.	Invesco Short Term Bond Fund	27,573,413
Invesco Trust Co.	Invesco Intermediate Fund	6,164,072
Invesco Trust Co.	Jennison Intermediate Fund	6,162,815
Invesco Trust Co.	Pimco Intermediate Fund	3,082,531
Invesco Trust Co.	Loomis Sayles Intermediate Fund	3,079,138
Invesco Trust Co.	Invesco Core Fixed Income Fund	3,081,029
Invesco Trust Co.	Pimco Core Fixed Income Fund	3,081,215
Invesco Trust Co.	Loomis Sayles Core Fixed Income Fund	3,080,787
Invesco Trust Co.	Dodge & Cox Core Fixed Income Fund	3,083,244
		58,388,244

Total Synthetic Investment Contracts		350,343,277

Common Stocks:
Alight, Inc.		96,445
AptarGroup, Inc.		690,416
Armstrong World Industries, Inc.		293,912
Assured Guaranty Ltd.		862,303
AXIS Capital Holdings Limited		569,933
BellRing Brands, Inc.		388,922
BioMarin Pharmaceutical Inc.		460,345
BJ's Wholesale Club Holdings, Inc.		1,156,705
CNA Financial Corporation		343,919
CACI International Inc		557,852
Cannae Holdings, Inc.		295,520
CNH Industrial N.V.		288,669
The Cooper Companies, Inc.		707,151
CoreCivic, Inc.		922,898
Delek US Holdings, Inc.		324,629
Dole plc		260,991
Embecta Corp.		228,654
Enovis Corporation		202,784
ePlus inc.		725,542
EVERTEC, Inc.		164,969
Genworth Financial, Inc.		816,104
GXO Logistics, Inc.		657,105

Haemonetics Corporation	490,839
HF Sinclair Corporation	276,664
Howard Hughes Holdings Inc.	246,888
Hub Group, Inc.	412,507
Huntington Ingalls Industries, Inc.	456,034
ICON Public Limited Company	745,280
ICU Medical, Inc.	569,539
Ingles Markets, Incorporated	349,948
Insperity, Inc.	162,779
International Flavors & Fragrances Inc.	456,769
Janus International Group, Inc.	152,153
LGI Homes, Inc.	207,110
Lithia Motors, Inc.	964,754
LKQ Corporation	357,085
Maximus, Inc.	336,821
McGrath RentCorp	1,027,684
MDU Resources Group, Inc.	536,429
Murphy USA Inc.	993,063
NCR Voyix Corporation	162,129
Nomad Foods Limited	272,743
NorthWestern Energy Group, Inc.	471,787
Ovintiv Inc.	92,606
Owens Corning	348,152
P10, Inc.	238,864
Paycom Software, Inc.	327,485
Permian Resources Corporation	538,289
PriceSmart, Inc.	366,538
Pursuit Attractions and Hospitality, Inc.	248,154
Rentokil Initial plc	520,323
Science Applications International Corporation	305,201
Smith & Nephew plc	471,316
Southwest Gas Holdings, Inc.	415,944
Talen Energy Corporation	129,320
TD SYNNEX Corporation	369,566
Tripadvisor, Inc.	260,129
TXNM Energy, Inc.	245,530
UFP Industries, Inc.	395,157
UniFirst Corporation	932,864
United Parks & Resorts Inc.	485,258
Vail Resorts, Inc.	434,787
Verra Mobility Corporation	343,814
Vontier Corporation	631,911
WESCO International, Inc.	452,339
WEX Inc.	698,567

White Mountains Insurance Group, Ltd.		1,317,471
WillScot Holdings Corporation		246,937
Yelp Inc.		165,822
Total Common Stocks		31,647,117

Total Investments		$9,384,016,625

*Participant Loans	Interest rates ranging from 3.50% to 10.50% and maturity dates through 2041	$42,458,397

* Party-in-interest

NOTE: Column (d) cost, has been omitted as all investments are participant-directed.